Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2022 (Unaudited)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: 72.3%
		Aerospace & Defense: 2.1%
141,833		ADS Tactical, Inc. 2021 Term Loan B, 9.766%, (US0001M + 5.750%), 03/19/26	$129,068	0.1
314,213		Amentum Government Services Holdings LLC 2022 Term Loan, 7.393%, (SOFRRATE + 4.000%), 02/15/29	310,285	0.3
287,799		American Airlines, Inc. 2018 Term Loan B, 5.794%, (US0001M + 1.750%), 06/27/25	275,767	0.2
652,902		Geo Group, Inc. (The) 2022 Tranche 1 Term Loan, 11.212%, (TSFR1M + 7.125%), 03/23/27	653,106	0.5
1,184,713		Peraton Corp. Term Loan B, 7.821%, (US0001M + 3.750%), 02/01/28	1,159,722	0.9
94,276		Vertex Aerospace Services Corp. 2021 First Lien Term Loan, 7.571%, (US0001M + 3.750%), 12/06/28	92,814	0.1
			2,620,762	2.1

		Automotive: 2.7%
192,778		Avis Budget Car Rental, LLC 2022 Term Loan C, 7.687%, (TSFR1M + 3.500%), 03/16/29	190,128	0.1
264,484		Belron Finance US LLC 2018 Term Loan B, 6.938%, (US0003M + 2.250%), 11/13/25	263,161	0.2
200,000	(1),(2)	Bright Bidco B.V. 2018 Term Loan B, 4.970%, (US0003M + 3.500%), 06/30/24	67,750	0.1
184,775		Dealer Tire, LLC 2020 Term Loan B, 8.321%, (US0001M + 4.250%), 12/12/25	183,204	0.1
528,326		Hertz Corporation, (The) 2021 Term Loan B, 7.321%, (US0001M + 3.250%), 06/30/28	516,851	0.4
100,830		Hertz Corporation, (The) 2021 Term Loan C, 7.321%, (US0001M + 3.250%), 06/30/28	98,640	0.1
297,531		Holley Purchaser, Inc. 2021 Term Loan, 8.339%, (US0003M + 3.750%), 11/17/28	262,943	0.2
249,013		IXS Holdings, Inc. 2020 Term Loan B, 6.000%, (US0003M + 5.000%), 03/05/27	198,766	0.2
405,169		Les Schwab Tire Centers Term Loan B, 6.580%, (US0003M + 3.250%), 11/02/27	395,293	0.3
200,000		RC Buyer, Inc. 2021 2nd Lien Term Loan, 10.174%, 07/30/29	183,000	0.1
232,063		RC Buyer, Inc. 2021 Term Loan, 7.174%, (US0003M + 3.500%), 07/28/28	218,139	0.2
482,650		Truck Hero, Inc. 2021 Term Loan B, 7.571%, (US0001M + 3.500%), 01/31/28	409,800	0.3
732,600		Wheel Pros, LLC 2021 Term Loan, 8.825%, (US0001M + 4.500%), 05/11/28	493,864	0.4
			3,481,539	2.7

		Basic Materials: 0.4%
110,000		Discovery Purchaser Corporation Term Loan, 6.897%, (TSFR1M + 4.375%), 08/04/29	100,650	0.1
400,000		Iris Holdings, Inc. 2022 Term Loan 1L, 7.272%, (TSFR1M + 4.750%), 06/28/28	366,800	0.3
			467,450	0.4

		Beverage & Tobacco: 0.3%
441,427		Triton Water Holdings, Inc Term Loan, 7.174%, (US0003M + 3.500%), 03/31/28	409,424	0.3

		Brokers, Dealers & Investment Houses: 0.3%
412,800		Forest City Enterprises, L.P. 2019 Term Loan B, 7.571%, (US0001M + 3.500%), 12/08/25	406,909	0.3

		Building & Development: 4.0%
183,150		Aegion Corporation Term Loan, 8.821%, (US0001M + 4.750%), 05/17/28	171,245	0.1
518,218		Applecaramel Buyer, LLC Term Loan B, 7.837%, (TSFR1M + 3.750%), 10/19/27	499,937	0.4
645,125		Chamberlain Group Inc Term Loan B, 7.571%, (US0001M + 3.500%), 11/03/28	604,805	0.5
680,906		Cornerstone Building Brands, Inc. 2021 Term Loan B, 7.123%, (US0001M + 3.250%), 04/12/28	612,390	0.5
447,787		CP Atlas Buyer, Inc. 2021 Term Loan B, 7.571%, (US0001M + 3.500%), 11/23/27	394,939	0.3

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2022 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Building & Development: (continued)
563,996		Empire Today, LLC 2021 Term Loan B, 8.879%, (US0001M + 5.000%), 04/03/28	$425,464	0.3
7,178	(3)	IPS Corporation 2021 Delayed Draw Term Loan, 7.132%, (US0003M + 3.500%), 10/02/28	6,469	0.0
40,223		IPS Corporation 2021 Term Loan, 7.571%, (US0001M + 3.500%), 10/02/28	36,251	0.0
209,549		Latham Pool Products, Inc. 2022 Term Loan B, 8.220%, (SOFRRATE + 3.750%), 02/23/29	191,476	0.2
881,997		LBM Acquisition LLC Term Loan B, 7.121%, (US0006M + 3.750%), 12/17/27	763,341	0.6
338,300		Leaf Home Solutions LLC 2022 Term Loan B, 8.937%, (SOFRRATE + 4.750%), 02/16/29	274,023	0.2
294,759		Quikrete Holdings, Inc. 2021 Term Loan B1, 7.071%, (US0001M + 3.000%), 06/11/28	290,944	0.2
329,175		Smyrna Ready Mix Concrete, LLC Term Loan B, 8.437%, (TSFR1M + 4.250%), 04/02/29	324,237	0.3
203,975		Specialty Building Products Holdings, LLC 2021 Term Loan B, 7.266%, (US0001M + 3.750%), 10/15/28	181,474	0.2
280,890		Standard Industries Inc. 2021 Term Loan B, 6.425%, (US0006M + 2.500%), 09/22/28	277,730	0.2
			5,054,725	4.0

		Business Equipment & Services: 5.2%
262,268		24-7 Intouch Inc 2018 Term Loan, 8.821%, (US0001M + 4.750%), 08/25/25	248,827	0.2
425,700		Allied Universal Holdco LLC 2021 USD Incremental Term Loan B, 7.821%, (US0001M + 3.750%), 05/12/28	403,377	0.3
282,863		Anticimex International AB 2021 USD Incremental Term Loan, 8.735%, (US0003M + 4.000%), 11/16/28	275,791	0.2
183,613		Anticimex International AB 2021 USD Term Loan B1, 8.235%, (US0003M + 3.500%), 11/16/28	178,563	0.2
301,950		APX Group, Inc. 2021 Term Loan B, 6.731%, (US0001M + 3.250%), 07/10/28	289,646	0.2
426,775		Ascend Learning, LLC 2021 Term Loan, 7.571%, (US0001M + 3.500%), 12/11/28	404,843	0.3
320,033		Atlas CC Acquisition Corp Term Loan B, 8.985%, (US0003M + 4.250%), 05/25/28	278,229	0.2
65,092		Atlas CC Acquisition Corp Term Loan C, 8.985%, (US0003M + 4.250%), 05/25/28	56,589	0.1
150,000		DG Investment Intermediate Holdings 2, Inc. 2021 2nd Lien Term Loan, 10.821%, (US0001M + 6.750%), 03/30/29	141,488	0.1
300,175		DG Investment Intermediate Holdings 2, Inc. 2021 Term Loan, 7.821%, (US0001M + 3.750%), 03/31/28	288,661	0.2
274,911		Endure Digital Inc. Term Loan, 7.347%, (US0001M + 3.500%), 02/10/28	249,940	0.2
430,650		Ensono, LP 2021 Term Loan, 7.821%, (US0001M + 3.750%), 05/26/28	390,456	0.3
211,775		Gloves Buyer, Inc. 2021 Term Loan, 8.071%, (US0001M + 4.000%), 12/29/27	192,450	0.2
175,000		Misys (Finastra) USD 2nd Lien Term Loan, 10.621%, (US0001W + 7.250%), 06/13/25	136,062	0.1
277,977		Pre-Paid Legal Services, Inc. 2021 Term Loan, 7.821%, (US0003M + 3.750%), 12/15/28	268,624	0.2
24,184		Refficiency Holdings LLC 2021 Delayed Draw Term Loan, 7.765%, (US0001M + 3.750%), 12/16/27	23,337	0.0
123,614		Refficiency Holdings LLC 2021 Term Loan, 7.821%, (US0001M + 3.750%), 12/16/27	119,288	0.1
496,094		Research Now Group, Inc. 2017 1st Lien Term Loan, 8.841%, (US0006M + 5.500%), 12/20/24	406,797	0.3
2,315		Service Logic Acquisition, Inc Term Loan, 8.413%, (US0003M + 4.000%), 10/29/27	2,223	0.0
593,846		Staples, Inc. 7 Year Term Loan, 9.440%, (US0003M + 5.000%), 04/16/26	531,492	0.4

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2022 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Business Equipment & Services: (continued)
51,427		Turing Midco LLC 2021 Term Loan B, 6.571%, (US0001M + 2.750%), 03/23/28	$51,138	0.1
918,919		Verscend Holding Corp. 2021 Term Loan B, 8.071%, (US0001M + 4.000%), 08/27/25	914,406	0.7
246,250		Virtusa Corporation First Lien Term Loan B, 7.821%, (US0001M + 3.750%), 02/11/28	239,016	0.2
882,750	(4)	Yak Access, LLC 2018 1st Lien Term Loan B, 9.735%, (US0003M + 5.000%), 07/11/25	512,878	0.4
240,000	(4)	Yak Access, LLC 2018 2nd Lien Term Loan B, 13.641%, (US0003M + 10.000%), 07/10/26	38,800	0.0
			6,642,921	5.2

		Cable & Satellite Television: 0.5%
600,000		Telesat Canada Term Loan B5, 7.170%, (US0001M + 2.750%), 12/07/26	302,925	0.2
194,204		Virgin Media Bristol LLC 2020 USD Term Loan Q, 7.123%, (US0001M + 3.250%), 01/31/29	191,013	0.2
183,613		WideOpenWest Finance LLC 2021 Term Loan B, 6.490%, (TSFR1M + 3.000%), 12/20/28	180,262	0.1
			674,200	0.5

		Chemicals & Plastics: 1.2%
186,978		GEON Performance Solutions, LLC 2021 Term Loan, 8.174%, (US0001M + 4.500%), 08/18/28	181,680	0.2
409		Hexion Holdings Corporation 2022 USD Term Loan, 8.935%, (SOFRRATE + 4.500%), 03/15/29	352	0.0
523,375		INEOS Styrolution US Holding LLC 2021 USD Term Loan B, 6.821%, (US0001M + 2.750%), 01/29/26	512,908	0.4
100,000		NIC Acquisition Corp. Second Lien Term Loan, 11.424%, (US0003M + 7.750%), 12/29/28	80,500	0.1
689,475		Polar US Borrower, LLC 2018 1st Lien Term Loan, 9.021%, (US0003M + 4.750%), 10/15/25	558,474	0.4
147,761		Trinseo Materials Operating S.C.A. 2018 Term Loan, 6.071%, (US0003M + 2.000%), 09/06/24	143,036	0.1
			1,476,950	1.2

		Communications: 0.6%
480,000		Go Daddy Operating Company, LLC 2022 Term Loan B5, 7.379%, (TSFR1M + 3.250%), 10/21/29	479,250	0.4
259,350		Maxar Technologies, Inc. 2022 Term Loan B 1L, 5.936%, (TSFR1M + 4.250%), 06/14/29	250,354	0.2
			729,604	0.6

		Conglomerates: 0.1%
148,594		Fender Musical Instruments Corporation 2021 Term Loan B, 7.896%, (SOFRRATE + 4.000%), 12/01/28	121,661	0.1

		Consumer, Cyclical: 0.9%
385,000		BBB Industries LLC 2022 Term Loan, 7.772%, (TSFR1M + 5.250%), 07/25/29	358,531	0.3
165,000		Formula One Holdings Limited. Term Loan B, 7.379%, 01/15/30	164,622	0.1
250,000		GVC Holdings (Gibraltar) Limited 2022 Term Loan B, 7.629%, 10/31/29	248,062	0.2
150,000		Superior Industries International, Inc. 2018 1st Lien Term Loan B, 8.071%, (US0001M + 4.000%), 05/22/24	147,000	0.1
260,000		WMG Acquisition Corp. 2022 Term Loan 1L, 6.042%, (TSFR1M + 3.000%), 01/20/28	258,213	0.2
			1,176,428	0.9

		Consumer, Non-cyclical: 1.3%
595,209		CoreLogic, Inc. TL B 1L, 7.625%, (US0001M + 3.500%), 06/02/28	490,750	0.4
300,000		Covetrus, Inc. 2022 1st Lien Term Loan, 9.413%, (TSFR3M + 5.000%), 10/13/29	286,032	0.2
295,000		Neptune Bidco US Inc 2022 USD Term Loan B, 9.129%, (TSFR1M + 5.000%), 04/11/29	265,869	0.2
250,000		Sabre GLBL, Inc. 2022 Term Loan B2 1L, 8.042%, (TSFR1M + 5.000%), 06/30/28	235,000	0.2

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2022 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Consumer, Non-cyclical: (continued)
389,025	Syniverse Holdings LLC/DE 1st Lien Term Loan, 1.405%, (TSFR3M + 1.000%), 05/13/27	$340,591	0.3
		1,618,242	1.3

	Containers & Glass Products: 2.3%
544,724	BWAY Holding Company 2017 Term Loan B, 7.018%, (US0003M + 3.250%), 04/03/24	529,608	0.4
444,197	Charter NEX US, Inc. 2021 Term Loan, 7.821%, (US0003M + 3.750%), 12/01/27	434,044	0.3
303,373	Plastipak Packaging, Inc. 2021 Term Loan B, 6.625%, (US0001M + 2.500%), 12/01/28	299,549	0.2
372,724	Plaze, Inc. 2020 Incremental Term Loan, 7.821%, (US0001M + 3.750%), 08/03/26	341,042	0.3
125,000	Pretium PKG Holdings, Inc. 2021 2nd Lien Term Loan, 10.205%, (US0003M + 6.750%), 10/01/29	99,063	0.1
496,390	Pro Mach Group, Inc. 2021 Term Loan B, 7.920%, (US0001M + 4.000%), 08/31/28	485,687	0.4
498,695	Titan Acquisition Limited 2018 Term Loan B, 5.877%, (US0003M + 3.000%), 03/28/25	470,262	0.4
147,375	Tosca Services, LLC 2021 Term Loan, 7.701%, (US0001M + 3.500%), 08/18/27	121,584	0.1
5,001	Trident TPI Holdings, Inc. 2021 Delayed Draw Term Loan, 7.823%, (US0003M + 4.000%), 09/15/28	4,811	0.0
35,108	Trident TPI Holdings, Inc. 2021 Incremental Term Loan, 7.674%, (US0003M + 4.000%), 09/15/28	33,769	0.0
120,000	Valcour Packaging LLC 2021 2nd Lien Term Loan, 11.232%, (US0003M + 7.000%), 10/04/29	99,000	0.1
		2,918,419	2.3

	Cosmetics/Toiletries: 0.3%
479,726	Anastasia Parent, LLC 2018 Term Loan B, 7.424%, (US0003M + 3.750%), 08/11/25	357,246	0.3

	Drugs: 0.9%
368,848	Amneal Pharmaceuticals LLC 2018 Term Loan B, 7.409%, (US0001M + 3.500%), 05/04/25	337,793	0.3
218,350	ANI Pharmaceuticals, Inc Term Loan B, 10.071%, (US0001M + 6.000%), 04/27/28	209,070	0.1
644,925	Organon & Co USD Term Loan, 6.188%, (US0003M + 3.000%), 06/02/28	640,088	0.5
		1,186,951	0.9

	Ecological Services & Equipment: 0.1%
148,125	Denali Water Solutions Term Loan B, 7.924%, (US0003M + 4.250%), 03/27/28	123,684	0.1

	Electronics/Electrical: 10.4%
199,478	ABC Financial Services, Inc. 1st Lien Term Loan, 8.321%, (US0001M + 4.250%), 01/02/25	187,343	0.1
225,000	Altar Bidco, Inc. 2021 2nd Lien Term Loan, 7.355%, (TSFR1M + 5.600%), 02/01/30	189,375	0.1
413,963	Altar Bidco, Inc. 2021 Term Loan, 5.368%, (SOFRRATE + 3.100%), 02/01/29	392,281	0.3
304,494	AP Core Holdings II, LLC Amortization Term Loan B1, 9.571%, (US0001M + 5.500%), 09/01/27	270,999	0.2
177,777	AP Core Holdings II, LLC High-Yield Term Loan B2, 9.571%, (US0001M + 5.500%), 09/01/27	157,925	0.1
241,938	Atlas Purchaser, Inc. 2021 Term Loan, 9.807%, (US0003M + 5.250%), 05/08/28	191,554	0.1
660,013	Cloudera, Inc. 2021 Term Loan, 7.821%, (US0001M + 3.750%), 10/08/28	627,734	0.5
178,650	ConnectWise, LLC 2021 Term Loan B, 7.174%, (US0003M + 3.500%), 09/29/28	171,995	0.1
160,621	Constant Contact Inc Term Loan, 7.909%, (US0003M + 4.000%), 02/10/28	142,390	0.1
646,750	Cornerstone OnDemand, Inc. 2021 Term Loan, 7.821%, (US0001M + 3.750%), 10/16/28	580,997	0.5
283,575	Creation Technologies Inc. 2021 Term Loan, 9.248%, (US0003M + 5.500%), 10/05/28	231,114	0.2
338,658	Delta TopCo, Inc. 2020 Term Loan B, 5.836%, (US0003M + 3.750%), 12/01/27	318,903	0.3

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2022 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Electronics/Electrical: (continued)
9,947		Grab Holdings Inc Term Loan B, 8.571%, (US0001M + 4.500%), 01/29/26	$9,773	0.0
393,571		Helios Software Holdings, Inc. 2021 USD Term Loan B, 7.453%, (TSFR1M + 3.750%), 03/11/28	383,650	0.3
710,760		Hyland Software, Inc. 2018 1st Lien Term Loan, 7.571%, (US0001M + 3.500%), 07/01/24	700,098	0.6
88,000		Hyland Software, Inc. 2021 2nd Lien Term Loan, 10.321%, (US0001M + 6.250%), 07/07/25	83,087	0.1
800,000		II-VI Incorporated 2022 Term Loan B, 6.586%, (US0001M + 2.750%), 07/02/29	794,140	0.6
204,435		Imperva, Inc. 1st Lien Term Loan, 8.592%, (US0003M + 4.000%), 01/12/26	165,592	0.1
455,000		Imperva, Inc. 2nd Lien Term Loan, 12.424%, (US0003M + 7.750%), 01/11/27	353,478	0.3
633,158		Informatica LLC 2021 USD Term Loan B, 6.875%, (US0001M + 2.750%), 10/27/28	622,342	0.5
164,175		Instructure Holdings, Inc. 2021 Term Loan B, 6.121%, (US0003M + 2.750%), 10/30/28	162,739	0.1
150,000		Ivanti Software, Inc. 2021 2nd Lien Term Loan, 10.332%, (US0003M + 7.250%), 12/01/28	89,813	0.1
157,600		Ivanti Software, Inc. 2021 Add On Term Loan B, 7.144%, (US0003M + 4.000%), 12/01/27	121,549	0.1
887,817		Ivanti Software, Inc. 2021 Term Loan B, 7.332%, (US0003M + 4.250%), 12/01/27	685,561	0.5
708,338		LogMeIn, Inc. Term Loan B, 8.766%, (US0001M + 4.750%), 08/31/27	461,748	0.4
509,199		Magenta Buyer LLC 2021 USD 1st Lien Term Loan, 9.170%, (US0001M + 4.750%), 07/27/28	460,825	0.4
265,000		Magenta Buyer LLC 2021 USD 2nd Lien Term Loan, 12.670%, (US0001M + 8.250%), 07/27/29	226,906	0.2
463,838		McAfee, LLC 2022 USD Term Loan B, 7.636%, (TSFR1M + 3.750%), 03/01/29	441,709	0.3
299,182		Optiv Security, Inc. 1st Lien Term Loan, 7.420%, (US0006M + 3.250%), 02/01/24	290,393	0.2
225,000		Quest Software US Holdings Inc. 2022 2nd Lien Term Loan, 11.594%, (SOFRRATE + 7.500%), 02/01/30	140,484	0.1
950,136		Redstone Buyer LLC 2021 Term Loan, 9.108%, (US0003M + 4.750%), 04/27/28	652,879	0.5
603,282	(5)	Riverbed Technology, Inc. 2021 PIK Exit Term Loan, 8.540% (PIK Rate 2.000%, Cash Rate 8.660%), 12/07/26	255,188	0.2
73,375		Sabre GLBL Inc. 2021 Term Loan B1, 7.571%, (US0001M + 3.500%), 12/17/27	67,719	0.1
116,964		Sabre GLBL Inc. 2021 Term Loan B2, 7.571%, (US0001M + 3.500%), 12/17/27	107,948	0.1
363,096		Seattle Spinco, Inc. USD Term Loan B3, 6.821%, (US0001M + 2.750%), 06/21/24	360,373	0.3
268,852		SkillSoft Corporation 2021 Term Loan, 9.158%, (TSFR1M + 5.250%), 07/14/28	225,332	0.2
115,403		SonicWall US Holdings Inc. 1st Lien Term Loan, 8.449%, (US0003M + 3.750%), 05/16/25	112,478	0.1
265,000		SonicWall US Holdings Inc. 2nd Lien Term Loan, 12.199%, (US0003M + 7.500%), 05/18/26	247,333	0.2
208,580		Sovos Compliance, LLC 2021 Term Loan, 8.571%, (US0001M + 4.500%), 08/11/28	204,212	0.2
17,174	(5)	Travelport Finance (Luxembourg) S.a.r.l. 2020 Super Priority Term Loan, 5.174%, (US0003M + 7.250%) (PIK Rate 7.250%, Cash Rate 3.750%), 02/28/25	17,117	0.0
897,703	(5)	Travelport Finance (Luxembourg) S.a.r.l. 2021 Consented Term Loan, 8.674%, (US0003M + 1.750%) (PIK Rate 1.750%, Cash Rate 7.250%), 05/29/26	621,660	0.5
433,400		Watlow Electric Manufacturing Company Term Loan B, 8.153%, (US0001M + 3.750%), 03/02/28	416,064	0.3

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2022 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Electronics/Electrical: (continued)
120,942	Weld North Education, LLC 2021 Term Loan B, 7.821%, (US0001M + 3.750%), 12/21/27	$118,765	0.1
173,285	Xperi Corporation 2020 Term Loan B, 7.571%, (US0001M + 3.500%), 06/08/28	168,250	0.1
		13,231,815	10.4

	Energy: 0.1%
150,000	M6 ETX Holdings II Midco LLC 2022 Term Loan B 1L, 7.542%, (TSFR1M + 4.500%), 09/19/29	149,344	0.1

	Equipment Leasing: 0.1%
204,360	Rent-A-Center, Inc. 2021 First Lien Term Loan B, 7.688%, (US0003M + 3.250%), 02/17/28	196,696	0.1

	Financial: 1.2%
245,000	Focus Financial Partners, LLC 2022 Term Loan B5, 7.379%, 06/30/28	241,172	0.2
470,000	Hub International Limited 2022 Term Loan B, 8.129%, (TSFR1M + 4.000%), 11/10/29	463,428	0.4
775,000	USI, Inc. 2022 Incremental Term Loan, 7.879%, 11/14/29	764,067	0.6
		1,468,667	1.2

	Financial Intermediaries: 4.4%
216,111	Advisor Group, Inc. 2021 Term Loan, 8.571%, (US0001M + 4.500%), 07/31/26	210,668	0.2
273,625	AllSpring Buyer LLC Term Loan B, 6.688%, (US0003M + 3.000%), 11/01/28	270,319	0.2
382,117	AqGen Island Holdings, Inc. Term Loan, 7.188%, (US0003M + 3.500%), 08/02/28	367,788	0.3
280,725	Blackstone Mortgage Trust, Inc. 2021 Term Loan B2, 6.779%, (US0001M + 2.750%), 04/23/26	275,461	0.2
311,850	Castlelake Aviation Limited Term Loan B, 6.043%, (US0003M + 2.750%), 10/22/26	306,755	0.2
790,590	Citadel Securities LP 2021 Term Loan B, 6.519%, (TSFR1M + 2.500%), 02/02/28	782,895	0.6
512,232	Cushman & Wakefield U.S. Borrower, LLC 2020 Term Loan B, 6.821%, (US0001M + 2.750%), 08/21/25	500,493	0.4
746,135	Edelman Financial Center, LLC 2021 Term Loan B, 7.571%, (US0001M + 3.500%), 04/07/28	713,686	0.6
358,796	First Eagle Holdings, Inc. 2020 Term Loan B, 6.174%, (US0003M + 2.500%), 02/01/27	350,461	0.3
223,033	Focus Financial Partners, LLC 2021 Term Loan, 6.587%, (US0001M + 2.500%), 06/30/28	216,986	0.2
292,050	HighTower Holdings LLC 2021 Term Loan B, 8.278%, (US0003M + 4.000%), 04/21/28	274,284	0.2
573,584	Jane Street Group, LLC 2021 Term Loan, 6.821%, (US0001M + 2.750%), 01/26/28	557,913	0.4
315,000	VFH Parent LLC 2022 Term Loan B, 7.011%, (SOFRRATE + 3.000%), 01/13/29	306,863	0.2
527,666	Victory Capital Holdings, Inc. 2021 Term Loan B, 5.962%, (US0003M + 2.250%), 07/01/26	522,389	0.4
		5,656,961	4.4

	Food Products: 2.8%
606,326	8th Avenue Food & Provisions, Inc. 2018 1st Lien Term Loan, 7.821%, (US0001M + 3.750%), 10/01/25	517,803	0.4
285,971	B&G Foods, Inc. 2019 Term Loan B4, 6.571%, (US0001M + 2.500%), 10/10/26	270,890	0.2
180,000	BCPE North Star US HoldCo 2, Inc. 2021 2nd Lien Term Loan, 10.924%, (US0003M + 7.250%), 06/08/29	163,800	0.1
427,850	CHG PPC Parent LLC 2021 Term Loan, 7.125%, (US0001M + 3.000%), 12/08/28	412,875	0.3
307,389	Dessert Holdings Inc. Term Loan, 7.674%, (US0003M + 4.000%), 06/09/28	285,232	0.2
316,651	IRB Holding Corp 2022 Term Loan B, 6.894%, (SOFRRATE + 3.000%), 12/15/27	304,711	0.3
327,500	NPC International, Inc. 2nd Lien Term Loan, 1.000%, (US0003M + –%), 04/18/25	6,550	0.0
269,325	Primary Products Finance LLC Term Loan, 7.709%, (US0003M + 4.000%), 03/31/29	264,511	0.2

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2022 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Food Products: (continued)
809,088		Sigma Bidco B.V. 2018 USD Term Loan B, 5.899%, (US0006M + 3.000%), 07/02/25	$738,630	0.6
784,187		Weber-Stephen Products LLC Term Loan B, 7.321%, (US0001M + 3.250%), 10/30/27	660,677	0.5
			3,625,679	2.8

		Food Service: 0.6%
493,655		1011778 B.C. Unlimited Liability Company Term Loan B4, 5.887%, (US0001M + 1.750%), 11/19/26	485,839	0.4
222,066		Flynn Restaurant Group LP 2021 Term Loan B, 8.321%, (US0001M + 4.250%), 12/01/28	210,870	0.2
38,188		K-Mac Holdings Corp 2021 2nd Lien Term Loan, 10.821%, (US0001M + 6.750%), 07/30/29	34,989	0.0
			731,698	0.6

		Food/Drug Retailers: 0.9%
250,118		EG Finco Limited 2018 USD Term Loan, 7.674%, (US0003M + 4.000%), 02/07/25	229,431	0.2
658,515		Moran Foods, LLC 2020 2nd Lien Term Loan, 14.424%, (US0003M + 10.750%), 10/01/24	432,974	0.3
533,850		Moran Foods, LLC 2020 Term Loan, 9.445%, (US0003M + 7.000%), 04/01/24	436,865	0.4
			1,099,270	0.9

		Health Care: 5.2%
282,782		ADMI Corp. 2021 Term Loan B2, 7.446%, (US0001M + 3.375%), 12/23/27	261,397	0.2
134,058	(3)	Athenahealth, Inc. 2022 Delayed Draw Term loan, 3.550%, (SOFRRATE + 3.500%), 02/15/29	122,831	0.1
788,965		Athenahealth, Inc. 2022 Term Loan B, 7.411%, (TSFR1M + 3.500%), 02/15/29	722,889	0.6
429,563		Bausch Health Companies Inc. 2022 Term Loan B, 9.046%, (TSFR1M + 5.250%), 02/01/27	320,776	0.3
167,875		CBI Buyer, Inc. Term Loan, 7.148%, (US0001M + 3.250%), 01/06/28	123,346	0.1
285,897		CCRR Parent, Inc Term Loan B, 7.830%, (US0001M + 3.750%), 03/06/28	275,534	0.2
139,898		Envision Healthcare Corporation 2022 1st Lien Term Loan, 12.010%, (TSFR1M + 7.875%), 03/31/27	128,356	0.1
491,791		Global Medical Response, Inc. 2020 Term Loan B, 8.092%, (US0001M + 4.250%), 10/02/25	392,449	0.3
539,703		Hunter Holdco 3 Limited USD Term Loan B, 7.924%, (US0003M + 4.250%), 08/19/28	526,211	0.4
194,025		ICU Medical, Inc. Term Loan B, 5.964%, (TSFR1M + 2.250%), 01/08/29	187,174	0.1
323,619		Medical Solutions Holdings, Inc. 2021 1st Lien Term Loan, 6.377%, (US0003M + 3.500%), 11/01/28	311,550	0.2
150,000		National Mentor Holdings, Inc. 2021 2nd Lien Term Loan, 10.930%, (US0003M + 7.250%), 03/02/29	101,063	0.1
161,342		Pacific Dental Services,LLC 2021 Term Loan, 7.439%, (US0001M + 3.500%), 05/05/28	157,409	0.1
386,174		Pathway Vet Alliance LLC 2021 Term Loan, 7.424%, (US0003M + 3.750%), 03/31/27	341,120	0.3
536,654		Phoenix Guarantor Inc 2020 Term Loan B, 7.321%, (US0001M + 3.250%), 03/05/26	511,051	0.4
148,125		Pluto Acquisition I, Inc. 2021 1st Lien Term Loan, 8.735%, (US0003M + 4.000%), 06/22/26	111,834	0.1
147,750		PointClickCare Technologies, Inc. Term Loan B, 5.938%, (US0006M + 3.000%), 12/29/27	146,273	0.1
245,641		RxBenefits, Inc. 2020 Term Loan, 6.609%, (US0006M + 4.500%), 12/20/27	232,744	0.2
54,712		Select Medical Corporation 2017 Term Loan B, 6.580%, (US0001M + 2.500%), 03/06/25	53,882	0.0
490,000		Sotera Health Holdings, LLC 2021 Term Loan, 6.821%, (US0001M + 2.750%), 12/11/26	456,925	0.4
610,700		Surgery Center Holdings, Inc. 2021 Term Loan, 7.630%, (US0001M + 3.750%), 08/31/26	600,885	0.5
122,702		Tecomet Inc. 2017 Repriced Term Loan, 7.241%, (US0003M + 3.500%), 05/01/24	103,622	0.1

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2022 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Health Care: (continued)
445,500		Virgin Pulse, Inc. 2021 Term Loan, 8.071%, (US0001M + 4.000%), 04/06/28	$382,016	0.3
			6,571,337	5.2

		Home Furnishings: 0.1%
178,650		Illuminate Merger Sub Corp. Term Loan, 6.377%, (US0003M + 3.500%), 07/21/28	164,932	0.1

		Industrial: 1.6%
154,386		AZZ Incorporated Term Loan B, 5.331%, (TSFR1M + 4.250%), 05/06/29	154,097	0.1
155,000		Brown Group Holding LLC 2022 Term Loan B2 1L, 5.436%, (TSFR1M + 3.750%), 07/02/29	154,350	0.1
444,156		First Student Bidco, Inc. 2022 Term Loan B 1L, 5.686%, (TSFR1M + 4.000%), 07/21/28	425,649	0.3
30,844		First Student Bidco, Inc. 2022 Term Loan C 1L, 5.686%, (TSFR1M + 4.000%), 07/21/28	29,559	0.0
370,000		Project Castle, Inc. Term Loan B 1L, 7.186%, (TSFR1M + 5.500%), 06/01/29	305,250	0.3
462,850		ST GEO WARE + TR CO OF CAL INC 2022 TERM LOAN, 1.081%, (TSFR1M + 1.000%), 03/24/28	442,021	0.4
495,000		Trident TPI Holdings, Inc. 2022 USD Incremental Term Loan, 9.379%, (TSFR1M + 5.250%), 09/15/28	476,850	0.4
			1,987,776	1.6

		Industrial Equipment: 0.6%
347,375		CMBF LLC Term Loan, 9.879%, (US0001M + 6.000%), 08/02/28	298,742	0.2
247,646		Granite Holdings US Acquisition Co. 2021 Term Loan B, 7.688%, (US0003M + 4.000%), 09/30/26	247,801	0.2
1,022		Kenan Advantage Group, Inc. 2021 Term Loan B1, 7.821%, (US0001M + 3.750%), 03/24/26	999	0.0
195,000		SPX Flow, Inc. 2022 Term Loan, 8.687%, (TSFR1M + 4.500%), 04/05/29	182,934	0.2
			730,476	0.6

		Insurance: 2.6%
884,956		Acrisure, LLC 2020 Term Loan B, 7.571%, (US0001M + 3.500%), 02/15/27	830,990	0.7
243,163		Acrisure, LLC 2021 First Lien Term Loan B, 8.321%, (US0001M + 4.250%), 02/15/27	233,436	0.2
357,609		Alliant Holdings Intermediate, LLC 2021 Term Loan B4, 7.439%, (US0001M + 3.500%), 11/06/27	347,552	0.3
409,063		Aretec Group, Inc. 2018 Term Loan, 8.437%, (TSFR1M + 4.250%), 10/01/25	398,154	0.3
562,175		AssuredPartners, Inc. 2022 Term Loan, 7.587%, (TSFR1M + 3.500%), 02/12/27	540,859	0.4
322,563		IMA Financial Group, Inc. Term Loan, 7.571%, (US0001M + 3.750%), 11/01/28	311,474	0.2
400,057		OneDigital Borrower LLC 2021 Term Loan, 8.494%, (SOFRRATE + 4.250%), 11/16/27	381,054	0.3
298,900		Ryan Specialty Group, LLC Term Loan, 7.187%, (TSFR1M + 3.000%), 09/01/27	297,704	0.2
			3,341,223	2.6

		Leisure Good/Activities/Movies: 2.4%
345,878	(5)	24 Hour Fitness Worldwide, Inc. 2021 Delayed Draw Term Loan, 13.735% (PIK Rate 12.000%, Cash Rate 3.575%), 09/29/25	298,320	0.2
357,950	(5)	24 Hour Fitness Worldwide, Inc. 2021 Exit Delayed Draw Term Loan, 18.240%, (US0003M + 14.000%) (PIK Rate 12.000%, Cash Rate 3.575%), 09/29/26	196,872	0.2
175,972		Alterra Mountain Company 2021 Series B-2 Consenting Term Loan, 7.571%, (US0001M + 3.500%), 08/17/28	174,506	0.1
439,640		AMC Entertainment Holdings Inc. 2019 Term Loan B, 6.859%, (US0003M + 3.000%), 04/22/26	246,061	0.2
522,375		AppLovin Corporation 2021 Term Loan B, 6.674%, (US0003M + 3.000%), 10/25/28	491,947	0.4
962,725		City Football Group Limited Term Loan, 7.457%, (US0003M + 3.500%), 07/21/28	909,775	0.7

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2022 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Leisure Good/Activities/Movies: (continued)
176,359		ClubCorp Club Operations, Inc. 2017 Incremental Term Loan, 6.424%, (US0003M + 2.750%), 09/18/24	$159,841	0.1
8,304	(5)	Crown Finance US, Inc. 2020 Term Loan B1, 7.000%, (US0003M + 7.000%) (PIK Rate 8.250%, Cash Rate 7.000%), 05/23/24	9,916	0.0
335,000		Scientific Games Holdings LP 2022 USD Term Loan B, 7.097%, (TSFR1M + 3.500%), 04/04/29	321,286	0.3
186,258		The Knot Worldwide Inc. 2022 Term Loan, 8.587%, (TSFR1M + 4.500%), 12/19/25	182,999	0.2
EUR 24,905		Thor Industries, Inc. 2021 EUR Term Loan, 4.500%, (EUR001M + 3.000%), 02/01/26	25,106	0.0
			3,016,629	2.4

		Lodging & Casinos: 0.7%
250,000		Hilton Worldwide Finance, LLC 2019 Term Loan B2, 5.766%, (US0001M + 1.750%), 06/22/26	248,472	0.2
155,539		Stars Group Holdings B.V. (The) 2018 USD Incremental Term Loan, 5.892%, (US0003M + 2.250%), 07/21/26	153,801	0.1
485,575		Twin River Worldwide Holdings, Inc. 2021 Term Loan B, 7.129%, (US0001M + 3.250%), 10/02/28	462,389	0.4
			864,662	0.7

		Mortgage REITs: 0.3%
359,615		BIFM CA Buyer Inc. Term Loan B, 7.571%, (US0001M + 3.500%), 06/01/26	345,680	0.3

		Nonferrous Metals/Minerals: 0.4%
591,066		Covia Holdings Corporation 2020 PIK Take Back Term Loan, 7.748%, (US0003M + 4.000%), 07/31/26	572,152	0.4

		Oil & Gas: 1.4%
392,555		Brazos Delaware II, LLC Term Loan B, 7.939%, (US0001M + 4.000%), 05/21/25	391,246	0.3
159,840		Glass Mountain Pipeline Holdings, LLC 2021 Exit Term Loan, 8.550%, (US0003M + 4.500%), 10/28/27	135,265	0.1
166,430		ITT Holdings LLC 2021 Term Loan, 6.821%, (US0001M + 2.750%), 07/10/28	163,309	0.1
377,142		Oryx Midstream Services Permian Basin LLC Term Loan B, 7.924%, (US0003M + 3.250%), 10/05/28	373,164	0.3
192,291		TransMontaigne Operating Company L.P. Term Loan B, 7.477%, (US0001M + 3.500%), 11/17/28	188,974	0.2
545,281		Waterbridge Midstream Operating LLC Term Loan B, 9.127%, (US0003M + 5.750%), 06/22/26	525,401	0.4
			1,777,359	1.4

		Publishing: 0.6%
558,745		Cengage Learning, Inc. 2021 Term Loan B, 7.814%, (US0003M + 4.750%), 07/14/26	514,046	0.4
294,980		Dotdash Meredith Inc Term Loan B, 7.844%, (SOFRRATE + 4.000%), 12/01/28	259,582	0.2
			773,628	0.6

		Radio & Television: 1.2%
384,621		Clear Channel Outdoor Holdings, Inc. Term Loan B, 7.914%, (US0003M + 3.500%), 08/21/26	352,529	0.3
213,433		CMG Media Corporation 2021 Term Loan, 7.571%, (US0001M + 3.500%), 12/17/26	199,293	0.1
1,722,809		Diamond Sports Group, LLC 2022 2nd Lien Term Loan, 7.144%, (TSFR1M + 3.250%), 08/24/26	289,647	0.2
333,333		Entercom Media Corp. 2019 Term Loan, 6.544%, (US0001M + 2.500%), 11/18/24	248,631	0.2
351,589		Gray Television, Inc. 2021 Term Loan D, 6.768%, (US0001M + 3.000%), 12/01/28	342,992	0.3
2,551		Sinclair Television Group Inc. Term Loan B2B, 6.580%, (US0001M + 2.500%), 09/30/26	2,451	0.0
103,075		Univision Communications Inc. 2022 First Lien Term Loan B, 6.772%, (TSFR1M + 4.250%), 06/08/29	101,980	0.1
			1,537,523	1.2

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2022 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Retailers (Except Food & Drug): 2.1%
189,525		AI Aqua Merger Sub, Inc. 2021 1st Lien Term Loan B, 7.544%, (SOFRRATE + 3.750%), 07/31/28	$181,589	0.1
22,963	(3)	AI Aqua Merger Sub, Inc. 2022 Delayed Draw Term loan, 4.050%, (SOFRRATE + 4.000%), 07/31/28	21,858	0.0
132,037		AI Aqua Merger Sub, Inc. 2022 Term Loan B, 8.210%, (TSFR1M + 4.000%), 07/31/28	125,683	0.1
339,619		Franchise Group Intermediate Holdco, LLC 2021 First Out Term Loan B, 8.688%, (US0001M + 4.750%), 03/10/26	328,157	0.3
729,782		Great Outdoors Group, LLC 2021 Term Loan B1, 7.821%, (US0001M + 3.750%), 03/06/28	703,328	0.6
148,875		Lakeshore Intermediate LLC Term Loan, 7.609%, (US0001M + 3.500%), 09/29/28	145,525	0.1
269,654		Leslies Poolmart, Inc. 2021 Term Loan B, 6.571%, (US0001M + 2.500%), 03/09/28	264,972	0.2
337,450		Petmate Incremental Term Loan B, 9.174%, (US0003M + 5.500%), 09/15/28	265,882	0.2
594,000		Pilot Travel Centers LLC 2021 Term Loan B, 6.187%, (TSFR1M + 2.000%), 08/04/28	586,845	0.5
			2,623,839	2.1

		Surface Transport: 0.8%
295,485		ENC Holding Corporation 2021 Term Loan, 7.924%, (US0003M + 4.250%), 08/19/28	276,278	0.2
26,531	(3)	ENC Holding Corporation Delayed Draw Term Loan, 4.370%, (US0003M + 4.250%), 08/19/28	24,806	0.0
115,000		LaserShip, Inc. 2021 2nd Lien Term Loan, 10.377%, (US0003M + 7.500%), 05/07/29	80,500	0.1
499,950		LaserShip, Inc. 2021 Term Loan, 7.377%, (US0006M + 4.500%), 05/07/28	393,961	0.3
211,306		Savage Enterprises LLC 2021 Term Loan B, 7.300%, (US0001M + 3.250%), 09/15/28	210,029	0.2
			985,574	0.8

		Technology: 3.0%
345,000		Applied Systems, Inc. 2022 Extended 1st Lien Term Loan, 8.629%, 09/19/26	344,209	0.3
2,000,000		Avaya 2022 Term Loan 1L, 11.686%, (TSFR1M + 10.000%), 12/15/27	1,230,000	1.0
134,468		Bright Bidco B.V. 2022 DIP Delayed Draw Term Loan, 11.042%, 02/28/23	135,813	0.1
179,807		Bright Bidco B.V. 2022 DIP Term Loan, 11.042%, 02/28/23	181,605	0.1
472,587		Misys (Finastra) - TL B 1L, 6.871%, (US0003M + 3.500%), 06/13/24	429,034	0.3
640,000		Open Text Corporation 2022 Term Loan B, 7.629%, 11/16/29	622,600	0.5
240,000		Tibco Software Inc. 2022 USD Term Loan, 8.153%, (TSFR1M + 4.500%), 03/30/29	218,700	0.2
811,628		Veritas US Inc. 2021 USD Term Loan B, 8.674%, (US0003M + 5.000%), 09/01/25	593,503	0.5
			3,755,464	3.0

		Telecommunications: 4.7%
305,882		Altice France S.A. USD Term Loan B11, 7.165%, (US0003M + 2.750%), 07/31/25	294,029	0.2
255,000		Asurion LLC 2021 2nd Lien Term Loan B3, 9.321%, (US0001M + 5.250%), 01/31/28	198,581	0.2
560,000		Asurion LLC 2021 Second Lien Term Loan B4, 9.321%, (US0001M + 5.250%), 01/20/29	435,400	0.3
700,000		Avaya, Inc. 2020 Term Loan B, 8.123%, (US0001M + 4.250%), 12/15/27	351,750	0.3
605,390		CCI Buyer, Inc. Term Loan, 7.553%, (TSFR1M + 4.000%), 12/17/27	586,321	0.5
322,069		CommScope, Inc. 2019 Term Loan B, 7.321%, (US0001M + 3.250%), 04/06/26	310,394	0.2
244,692		Connect Finco Sarl 2021 Term Loan B, 7.571%, (US0001M + 3.500%), 12/11/26	242,061	0.2
1,917,194		Global Tel*Link Corporation 2018 1st Lien Term Loan, 8.344%, (US0003M + 4.250%), 11/29/25	1,667,000	1.3
552,797		Global Tel*Link Corporation 2018 2nd Lien Term Loan, 14.227%, (SOFRRATE + 10.000%), 11/29/26	443,620	0.3

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2022 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Telecommunications: (continued)
192,563		GOGO Intermediate Holdings LLC Term Loan B, 8.165%, (US0003M + 3.750%), 04/30/28	$190,964	0.2
617,774		GTT Communications, Inc. 2018 USD Term Loan B, 10.000%, (PRIME + 3.750%), 05/31/25	401,103	0.3
473,713		Iridium Satellite LLC 2021 Term Loan B2, 6.571%, (US0001M + 2.500%), 11/04/26	469,906	0.4
285,000		Venga Finance Sarl 2021 USD Term Loan B, 9.485%, (US0003M + 4.750%), 12/04/28	259,884	0.2
189,525		ViaSat, Inc. Term Loan, 8.701%, (TSFR1M + 4.500%), 03/02/29	185,103	0.1
			6,036,116	4.7

		Utilities: 0.9%
189,761		Covanta Holding Corporation 2021 Term Loan B, 6.571%, (US0001M + 2.500%), 11/30/28	186,226	0.1
14,286		Covanta Holding Corporation 2021 Term Loan C, 6.571%, (US0001M + 2.500%), 11/30/28	14,020	0.0
251,341		Edgewater Generation, L.L.C. Term Loan, 7.821%, (US0001M + 3.750%), 12/13/25	237,046	0.2
670,616		Nautilus Power, LLC Term Loan B, 8.321%, (US0001M + 4.250%), 05/16/24	518,889	0.4
241,938		Tiger Acquisition, LLC 2021 Term Loan, 7.321%, (US0001M + 3.250%), 06/01/28	229,992	0.2
			1,186,173	0.9

	Total Senior Loans
	(Cost $101,924,238)		91,897,788	72.3

CORPORATE BONDS/NOTES: 49.9%
		Basic Materials: 3.4%
100,000	#	ASP Unifrax Holdings, Inc., 5.250%, 09/30/28	82,700	0.1
175,000	#	ASP Unifrax Holdings, Inc., 7.500%, 09/30/29	115,662	0.1
350,000	#	Cleveland-Cliffs, Inc., 4.625%, 03/01/29	306,880	0.2
150,000	#	Coeur Mining, Inc., 5.125%, 02/15/29	117,046	0.1
150,000	#	Consolidated Energy Finance S.A., 5.625%, 10/15/28	131,310	0.1
250,000	#	Constellium SE, 5.625%, 06/15/28	228,992	0.2
200,000	#	First Quantum Minerals Ltd., 6.875%, 10/15/27	190,813	0.1
375,000	#	HudBay Minerals, Inc., 4.500%, 04/01/26	340,058	0.3
175,000	#	Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.000%, 07/01/28	144,654	0.1
400,000	#	INEOS Quattro Finance 2 Plc, 3.375%, 01/15/26	356,072	0.3
150,000	#,(6)	Iris Holdings, Inc., 8.750% (PIK Rate 9.500%, Cash Rate 8.750%), 02/15/26	128,250	0.1
175,000	#	LSF11 A5 Holdco LLC, 6.625%, 10/15/29	144,368	0.1
275,000	#	Mativ, Inc., 6.875%, 10/01/26	241,183	0.2
425,000	#	Novelis Corp., 4.750%, 01/30/30	378,396	0.3
275,000	#	Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.000%, 01/27/30	235,983	0.2
400,000		Olin Corp., 5.625%, 08/01/29	377,020	0.3
200,000	#	Olympus Water US Holding Corp., 6.250%, 10/01/29	144,654	0.1
175,000	#	Taseko Mines Ltd., 7.000%, 02/15/26	147,154	0.1
225,000	#	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.375%, 09/01/25	180,648	0.1
325,000	#	Tronox, Inc., 4.625%, 03/15/29	262,070	0.2
150,000	#	Vibrantz Technologies, Inc., 9.000%, 02/15/30	112,785	0.1
			4,366,698	3.4

		Communications: 8.0%
200,000	#	Acuris Finance Us, Inc. / Acuris Finance SARL, 5.000%, 05/01/28	163,593	0.1
400,000	#	Altice France Holding SA, 6.000%, 02/15/28	268,974	0.2
400,000	#	Altice France SA/France, 5.500%, 10/15/29	321,256	0.3
70,000		AMC Networks, Inc., 4.250%, 02/15/29	52,259	0.0
175,000	#	Audacy Capital Corp., 6.500%, 05/01/27	44,855	0.0
225,000	#	Beasley Mezzanine Holdings LLC, 8.625%, 02/01/26	146,036	0.1
1,150,000	#	CCO Holdings LLC / CCO Holdings Capital Corp., 4.750%, 03/01/30	990,090	0.8
250,000	#	Clear Channel Outdoor Holdings, Inc., 7.750%, 04/15/28	186,572	0.1
325,000	#	CommScope Technologies LLC, 5.000%, 03/15/27	248,523	0.2
125,000	#	CommScope, Inc., 4.750%, 09/01/29	105,432	0.1
400,000	#	Connect Finco SARL / Connect US Finco LLC, 6.750%, 10/01/26	378,654	0.3

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2022 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
125,000		CSC Holdings LLC, 5.250%, 06/01/24	$120,601	0.1
850,000	#	CSC Holdings LLC, 5.750%, 01/15/30	580,172	0.5
475,000	#	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.875%, 08/15/27	436,404	0.3
250,000	#	DISH DBS Corp., 5.250%, 12/01/26	215,094	0.2
400,000		DISH DBS Corp., 7.375%, 07/01/28	295,680	0.2
200,000		Embarq Corp., 7.995%, 06/01/36	85,318	0.1
75,000	#	GCI LLC, 4.750%, 10/15/28	64,372	0.1
350,000	#	Gray Television, Inc., 4.750%, 10/15/30	259,542	0.2
125,000	#	iHeartCommunications, Inc., 5.250%, 08/15/27	111,506	0.1
200,000	#	ION Trading Technologies Sarl, 5.750%, 05/15/28	163,422	0.1
400,000	#	LCPR Senior Secured Financing DAC, 6.750%, 10/15/27	378,920	0.3
125,000		Lumen Technologies, Inc., 5.625%, 04/01/25	120,204	0.1
150,000	#	McGraw-Hill Education, Inc., 8.000%, 08/01/29	127,550	0.1
275,000	#	Millennium Escrow Corp., 6.625%, 08/01/26	198,543	0.2
150,000		Netflix, Inc., 4.875%, 04/15/28	145,912	0.1
225,000		Paramount Global, 6.250%, 02/28/57	188,438	0.2
225,000	#	Radiate Holdco LLC / Radiate Finance, Inc., 6.500%, 09/15/28	121,841	0.1
125,000	#	Sinclair Television Group, Inc., 4.125%, 12/01/30	96,003	0.1
100,000	#	Sinclair Television Group, Inc., 5.500%, 03/01/30	76,666	0.1
325,000	#	Sirius XM Radio, Inc., 5.000%, 08/01/27	303,672	0.2
175,000	#	Spanish Broadcasting System, Inc., 9.750%, 03/01/26	104,620	0.1
600,000		Sprint Corp., 7.125%, 06/15/24	613,490	0.5
175,000		Sprint Corp., 7.625%, 03/01/26	184,271	0.1
200,000	#	Stagwell Global LLC, 5.625%, 08/15/29	171,734	0.1
300,000		Telecom Italia Capital SA, 6.375%, 11/15/33	246,846	0.2
550,000	#	Univision Communications, Inc., 6.625%, 06/01/27	536,795	0.4
125,000	#	Urban One, Inc., 7.375%, 02/01/28	105,792	0.1
325,000	#	ViaSat, Inc., 5.625%, 09/15/25	302,521	0.2
75,000	#	ViaSat, Inc., 5.625%, 04/15/27	69,014	0.1
275,000	#	Viavi Solutions, Inc., 3.750%, 10/01/29	227,377	0.2
200,000	#	Virgin Media Vendor Financing Notes IV DAC, 5.000%, 07/15/28	171,711	0.1
300,000	#	Vmed O2 UK Financing I PLC, 4.750%, 07/15/31	249,609	0.2
225,000	#	Zayo Group Holdings, Inc., 6.125%, 03/01/28	122,469	0.1
			10,102,353	8.0

		Consumer, Cyclical: 11.9%
225,000	#	1011778 BC ULC / New Red Finance, Inc., 4.375%, 01/15/28	205,052	0.2
325,000	#	Academy Ltd., 6.000%, 11/15/27	308,205	0.2
200,000	#	Adient Global Holdings Ltd., 4.875%, 08/15/26	186,987	0.1
250,000	#	Affinity Gaming, 6.875%, 12/15/27	214,882	0.2
350,000	#	Allison Transmission, Inc., 5.875%, 06/01/29	331,214	0.3
625,000	#	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, 04/20/26	607,186	0.5
150,000	#	Arko Corp., 5.125%, 11/15/29	119,471	0.1
400,000		Asbury Automotive Group, Inc., 4.500%, 03/01/28	362,520	0.3
425,000	#	Bath & Body Works, Inc., 6.625%, 10/01/30	398,437	0.3
35,000	#	Caesars Entertainment, Inc., 4.625%, 10/15/29	29,359	0.0
225,000	#	Caesars Entertainment, Inc., 6.250%, 07/01/25	222,676	0.2
75,000	#	Carnival Corp., 08/01/28	62,550	0.0
150,000	#	CCM Merger, Inc., 6.375%, 05/01/26	139,119	0.1
250,000	#	Century Communities, Inc., 3.875%, 08/15/29	202,211	0.2
75,000	#	Cinemark USA, Inc., 8.750%, 05/01/25	76,641	0.1
225,000	#	Crocs, Inc., 4.250%, 03/15/29	185,014	0.1
175,000		Delta Air Lines 2020-1 Class A Pass Through Trust, 7.375%, 01/15/26	181,024	0.1
175,000	#	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 6.750%, 01/15/30	147,590	0.1
175,000	#	Foot Locker, Inc., 4.000%, 10/01/29	144,613	0.1
1,500,000		Ford Motor Credit Co. LLC, 4.125%, 08/17/27	1,370,302	1.1
175,000	#	Foundation Building Materials, Inc., 6.000%, 03/01/29	130,906	0.1
275,000	#	Gap, Inc./The, 3.625%, 10/01/29	211,625	0.2
100,000	#	Golden Entertainment, Inc., 7.625%, 04/15/26	99,139	0.1
425,000		Goodyear Tire & Rubber Co/The, 4.875%, 03/15/27	398,074	0.3

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2022 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
300,000	#	Installed Building Products, Inc., 5.750%, 02/01/28	$263,056	0.2
325,000	#	Interface, Inc., 5.500%, 12/01/28	262,881	0.2
600,000	#	International Game Technology PLC, 6.250%, 01/15/27	597,030	0.5
175,000	#	LBM Acquisition LLC, 6.250%, 01/15/29	120,761	0.1
275,000	#	LCM Investments Holdings II LLC, 4.875%, 05/01/29	230,438	0.2
225,000	#	Lions Gate Capital Holdings LLC, 5.500%, 04/15/29	146,547	0.1
300,000		M/I Homes, Inc., 4.950%, 02/01/28	261,495	0.2
300,000	#	Macy's Retail Holdings LLC, 6.125%, 03/15/32	266,709	0.2
325,000	#	Mattel, Inc., 3.750%, 04/01/29	284,991	0.2
275,000		Murphy Oil USA, Inc., 4.750%, 09/15/29	254,457	0.2
400,000	#	NCL Corp. Ltd, 5.875%, 03/15/26	328,644	0.3
225,000	#	Penn National Gaming, Inc., 5.625%, 01/15/27	207,806	0.2
250,000	#	PetSmart, Inc. / PetSmart Finance Corp., 7.750%, 02/15/29	231,559	0.2
175,000	#	Real Hero Merger Sub 2, Inc., 6.250%, 02/01/29	121,048	0.1
500,000	#	Royal Caribbean Cruises Ltd., 5.375%, 07/15/27	414,926	0.3
125,000	#	Royal Caribbean Cruises Ltd., 11.500%, 06/01/25	134,220	0.1
325,000	#	Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.625%, 03/01/30	273,820	0.2
225,000	#	Scientific Games International, Inc., 7.000%, 05/15/28	223,270	0.2
300,000		Shea Homes L.P. / Shea Homes Funding Corp., 02/15/28	258,518	0.2
150,000	#	Sizzling Platter LLC / Sizzling Platter Finance Corp., 8.500%, 11/28/25	134,978	0.1
300,000	#	Sonic Automotive, Inc., 4.625%, 11/15/29	247,865	0.2
225,000	#	SRS Distribution, Inc., 6.125%, 07/01/29	186,987	0.1
225,000	#	Staples, Inc., 10.750%, 04/15/27	164,937	0.1
250,000	#	Station Casinos LLC, 4.500%, 02/15/28	220,930	0.2
225,000	#	STL Holding Co. LLC, 7.500%, 02/15/26	194,511	0.2
325,000	#	Taylor Morrison Communities, Inc., 5.750%, 01/15/28	302,492	0.2
350,000	#	Tempur Sealy International, Inc., 4.000%, 04/15/29	290,615	0.2
300,000	#	United Airlines 2015-1 Class AA Pass Through Trust, 4.625%, 04/15/29	267,379	0.2
225,000		United Airlines Holdings, Inc., 4.875%, 01/15/25	216,426	0.2
300,000	#	Victoria's Secret & Co., 4.625%, 07/15/29	253,574	0.2
200,000	#	Viking Cruises Ltd., 5.875%, 09/15/27	168,034	0.1
75,000	#	Viking Cruises Ltd., 13.000%, 05/15/25	79,773	0.1
125,000	#	White Cap Buyer LLC, 6.875%, 10/15/28	107,914	0.1
75,000	#,(6)	White Cap Parent LLC, 8.250% (PIK Rate 9.000%, Cash Rate 8.250%), 03/15/26	63,959	0.0
225,000	#	William Carter Co/The, 5.625%, 03/15/27	216,147	0.2
150,000	#	Williams Scotsman International, Inc., 4.625%, 08/15/28	136,555	0.1
275,000	#	Wolverine World Wide, Inc., 4.000%, 08/15/29	203,830	0.2
425,000	#	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.250%, 05/15/27	389,957	0.3
			15,063,836	11.9

		Consumer, Non-cyclical: 6.7%
28,000	#	1375209 BC Ltd., 01/30/28	27,650	0.0
250,000	#	Acadia Healthcare Co., Inc., 5.500%, 07/01/28	235,330	0.2
275,000	#	ACCO Brands Corp., 4.250%, 03/15/29	230,025	0.2
350,000	#	ADT Security Corp./The, 4.125%, 08/01/29	305,919	0.2
600,000	#	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.875%, 02/15/28	574,500	0.5
75,000	#	Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.625%, 07/15/26	71,384	0.1
250,000	#	Allied Universal Holdco LLC / Allied Universal Finance Corp., 9.750%, 07/15/27	226,056	0.2
225,000	#	Alta Equipment Group, Inc., 5.625%, 04/15/26	198,730	0.2
250,000	#	AMN Healthcare, Inc., 4.625%, 10/01/27	231,383	0.2
250,000	#	APi Escrow Corp., 4.750%, 10/15/29	215,009	0.2
75,000	#	Bausch Health Cos, Inc., 4.875%, 06/01/28	46,035	0.0
49,000	#	Bausch Health Cos, Inc., 09/30/28	37,852	0.0

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2022 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
150,000	#	BellRing Brands, Inc., 7.000%, 03/15/30	$145,113	0.1
200,000	#	Cheplapharm Arzneimittel GmbH, 5.500%, 01/15/28	166,551	0.1
75,000	#	Chobani LLC / Chobani Finance Corp., Inc., 4.625%, 11/15/28	66,173	0.1
100,000	#	Chobani LLC / Chobani Finance Corp., Inc., 7.500%, 04/15/25	97,873	0.1
350,000	#	CHS/Community Health Systems, Inc., 5.625%, 03/15/27	297,726	0.2
225,000	#	CoreLogic, Inc., 4.500%, 05/01/28	166,344	0.1
175,000	#	CPI CG, Inc., 8.625%, 03/15/26	169,647	0.1
250,000	#	DaVita, Inc., 4.625%, 06/01/30	202,746	0.2
250,000		Encompass Health Corp., 4.750%, 02/01/30	222,267	0.2
250,000	#	Graham Holdings Co., 5.750%, 06/01/26	244,163	0.2
200,000	#	Jazz Securities DAC, 4.375%, 01/15/29	181,705	0.2
225,000	#	KeHE Distributors LLC / KeHE Finance Corp., 8.625%, 10/15/26	223,070	0.2
250,000	#	Medline Borrower L.P., 3.875%, 04/01/29	215,221	0.2
175,000	#	Medline Borrower L.P., 5.250%, 10/01/29	142,822	0.1
150,000	#	MPH Acquisition Holdings LLC, 5.750%, 11/01/28	105,604	0.1
175,000	#	NESCO Holdings II, Inc., 5.500%, 04/15/29	154,169	0.1
200,000	#	Organon & Co. / Organon Foreign Debt Co-Issuer BV, 5.125%, 04/30/31	177,700	0.1
125,000	#	PECF USS Intermediate Holding III Corp., 8.000%, 11/15/29	74,283	0.1
175,000	#	Picasso Finance Sub, Inc., 6.125%, 06/15/25	173,541	0.1
425,000	#	Post Holdings, Inc., 5.500%, 12/15/29	391,000	0.3
325,000	#	Primo Water Holdings, Inc., 4.375%, 04/30/29	281,253	0.2
200,000	#	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 03/01/29	165,746	0.1
275,000	#	Spectrum Brands, Inc., 5.000%, 10/01/29	235,316	0.2
200,000	#	Teleflex, Inc., 4.250%, 06/01/28	186,016	0.2
450,000	#	Tenet Healthcare Corp., 4.625%, 06/15/28	403,539	0.3
325,000	#	Tenet Healthcare Corp., 6.125%, 10/01/28	287,324	0.2
200,000		Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 05/09/27	179,854	0.1
175,000	#	Triton Water Holdings, Inc., 6.250%, 04/01/29	136,500	0.1
125,000	#	United Natural Foods, Inc., 6.750%, 10/15/28	121,403	0.1
300,000		United Rentals North America, Inc., 5.250%, 01/15/30	283,157	0.2
175,000	#	Varex Imaging Corp., 7.875%, 10/15/27	172,511	0.1
			8,470,210	6.7

		Energy: 8.8%
300,000	#	Aethon United BR L.P. / Aethon United Finance Corp., 8.250%, 02/15/26	298,889	0.2
375,000	#	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.750%, 03/01/27	358,518	0.3
300,000	#	Antero Resources Corp., 5.375%, 03/01/30	281,475	0.2
450,000		Apache Corp., 4.250%, 01/15/30	405,000	0.3
375,000	#	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.250%, 04/01/28	348,411	0.3
275,000	#	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 5.875%, 06/30/29	248,310	0.2
200,000	#	Atlantica Sustainable Infrastructure PLC, 4.125%, 06/15/28	176,505	0.2
250,000	#	Baytex Energy Corp., 8.750%, 04/01/27	258,056	0.2
300,000	#	Chesapeake Energy Corp., 6.750%, 04/15/29	297,750	0.2
150,000	#	Chord Energy Corp., 6.375%, 06/01/26	146,795	0.1
225,000	#	CNX Midstream Partners LP, 4.750%, 04/15/30	187,915	0.2
300,000	#	Colgate Energy Partners III LLC, 5.875%, 07/01/29	276,312	0.2
300,000	#	Comstock Resources, Inc., 6.750%, 03/01/29	293,345	0.2
300,000	#	Crescent Energy Finance LLC, 7.250%, 05/01/26	289,971	0.2
375,000	#	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 5.625%, 05/01/27	353,478	0.3
50,000		DCP Midstream Operating L.P., 5.375%, 07/15/25	49,443	0.1
300,000	#	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 7.125%, 06/01/28	278,430	0.2
400,000	#	DT Midstream, Inc., 4.125%, 06/15/29	352,904	0.3
275,000	#	Earthstone Energy Holdings LLC, 8.000%, 04/15/27	265,100	0.2
275,000	#	Encino Acquisition Partners Holdings LLC, 8.500%, 05/01/28	263,627	0.2

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2022 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
150,000	#	Enerflex Ltd., 10/15/27	$148,369	0.1
450,000		EnLink Midstream LLC, 5.375%, 06/01/29	429,147	0.3
275,000	#	Enviva Partners L.P. / Enviva Partners Finance Corp., 6.500%, 01/15/26	262,646	0.2
175,000		EQM Midstream Partners L.P., 5.500%, 07/15/28	162,365	0.1
400,000	#	Hess Midstream Operations L.P., 5.125%, 06/15/28	377,000	0.3
425,000	#	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 04/15/30	391,317	0.3
175,000	#	Howard Midstream Energy Partners LLC, 6.750%, 01/15/27	162,805	0.1
325,000	#	Kinetik Holdings L.P., 5.875%, 06/15/30	305,859	0.3
325,000	#	Moss Creek Resources Holdings, Inc., 7.500%, 01/15/26	302,830	0.2
400,000		Murphy Oil Corp., 6.375%, 07/15/28	395,188	0.3
125,000	#	Nabors Industries, Inc., 7.375%, 05/15/27	121,718	0.1
1,025,000		Occidental Petroleum Corp., 6.625%, 09/01/30	1,070,613	0.9
275,000	#	SunCoke Energy, Inc., 4.875%, 06/30/29	233,439	0.2
350,000		Sunoco L.P. / Sunoco Finance Corp., 4.500%, 05/15/29	303,509	0.2
175,000	#	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 5.500%, 01/15/28	159,123	0.1
131,250	#	Transocean Poseidon Ltd., 6.875%, 02/01/27	127,811	0.1
100,000	#	Transocean, Inc., 7.500%, 01/15/26	83,970	0.1
250,000	#	Weatherford International Ltd., 8.625%, 04/30/30	240,049	0.2
600,000		Western Midstream Operating L.P., 4.300%, 02/01/30	535,485	0.4
			11,243,477	8.8

		Financial: 4.2%
250,000		Ally Financial, Inc., 5.750%, 11/20/25	246,814	0.2
125,000	#	Aretec Escrow Issuer, Inc., 7.500%, 04/01/29	101,745	0.1
175,000	#	BroadStreet Partners, Inc., 5.875%, 04/15/29	149,038	0.1
325,000	#	Cushman & Wakefield US Borrower LLC, 6.750%, 05/15/28	310,796	0.2
400,000	#	Freedom Mortgage Corp., 7.625%, 05/01/26	344,736	0.3
250,000	#	GTCR AP Finance, Inc., 8.000%, 05/15/27	241,600	0.2
375,000	#	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.250%, 02/01/27	327,838	0.3
400,000	#	Midcap Financial Issuer Trust, 6.500%, 05/01/28	349,494	0.3
375,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.000%, 10/15/27	320,634	0.2
325,000	#	Nationstar Mortgage Holdings, Inc., 5.500%, 08/15/28	273,005	0.2
525,000		Navient Corp., 5.000%, 03/15/27	459,359	0.4
750,000		OneMain Finance Corp., 3.500%, 01/15/27	615,669	0.5
300,000	#	PRA Group, Inc., 5.000%, 10/01/29	249,813	0.2
375,000	#	Realogy Group LLC / Realogy Co-Issuer Corp., 5.750%, 01/15/29	287,329	0.2
350,000	#	RLJ Lodging Trust L.P., 3.750%, 07/01/26	318,731	0.2
325,000	#	United Wholesale Mortgage LLC, 5.750%, 06/15/27	288,197	0.2
200,000	#	Uniti Group L.P. / Uniti Group Finance, Inc. / CSL Capital LLC, 6.500%, 02/15/29	146,870	0.1
125,000	#	VistaJet Malta Finance PLC / XO Management Holding, Inc., 6.375%, 02/01/30	102,656	0.1
250,000	#	XHR L.P., 4.875%, 06/01/29	213,955	0.2
			5,348,279	4.2

		Industrial: 4.9%
200,000	#,(6)	ARD Finance SA, 6.500% (PIK Rate 7.250%, Cash Rate 6.500%), 06/30/27	148,379	0.1
55,000		Ball Corp., 03/15/28	56,941	0.0
105,000	#	Bombardier, Inc., 7.875%, 04/15/27	103,446	0.1
175,000	#	Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 02/01/26	163,050	0.1
250,000	#	Builders FirstSource, Inc., 5.000%, 03/01/30	222,138	0.2
350,000	#	Cargo Aircraft Management, Inc., 4.750%, 02/01/28	313,327	0.2
350,000	#	Cascades, Inc./Cascades USA, Inc., 5.375%, 01/15/28	309,858	0.2
350,000	#	Fortress Transportation and Infrastructure Investors LLC, 5.500%, 05/01/28	304,943	0.2
300,000	#	GFL Environmental, Inc., 4.000%, 08/01/28	257,813	0.2

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2022 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
250,000	#	Global Infrastructure Solutions, Inc., 5.625%, 06/01/29	$194,153	0.2
275,000	#	GrafTech Finance, Inc., 4.625%, 12/15/28	229,569	0.2
175,000	#	Graham Packaging Co., Inc., 7.125%, 08/15/28	148,162	0.1
125,000	#	Granite US Holdings Corp., 11.000%, 10/01/27	131,213	0.1
350,000	#	Imola Merger Corp., 4.750%, 05/15/29	312,781	0.2
50,000	#,(6)	Intelligent Packaging Holdco Issuer LP, 9.000% (PIK Rate 9.750%, Cash Rate 9.000%), 01/15/26	35,398	0.0
225,000	#	Intelligent Packaging Ltd Finco, Inc. / Intelligent Packaging Ltd Co-Issuer LLC, 6.000%, 09/15/28	181,430	0.1
225,000	#	Koppers, Inc., 6.000%, 02/15/25	209,897	0.2
175,000	#	New Enterprise Stone & Lime Co., Inc., 9.750%, 07/15/28	161,571	0.1
275,000	#	PGT Innovations, Inc., 4.375%, 10/01/29	231,950	0.2
225,000	#	Roller Bearing Co. of America, Inc., 4.375%, 10/15/29	197,325	0.2
200,000	#	Rolls-Royce PLC, 5.750%, 10/15/27	190,560	0.1
230,000	#	Sealed Air Corp., 4.000%, 12/01/27	206,749	0.2
375,000	#	Sensata Technologies BV, 4.000%, 04/15/29	326,858	0.3
500,000	#	Standard Industries, Inc./NJ, 4.750%, 01/15/28	453,900	0.4
275,000	#	Stevens Holding Co., Inc., 6.125%, 10/01/26	277,630	0.2
350,000	#	Summit Materials LLC / Summit Materials Finance Corp., 5.250%, 01/15/29	323,488	0.3
400,000		TransDigm, Inc., 6.375%, 06/15/26	393,468	0.3
250,000	#	Weekley Homes LLC / Weekley Finance Corp., 4.875%, 09/15/28	202,886	0.2
			6,288,883	4.9

		Technology: 1.3%
200,000	#	Condor Merger Sub, Inc., 7.375%, 02/15/30	164,102	0.1
225,000	#	Consensus Cloud Solutions, Inc., 6.500%, 10/15/28	204,569	0.1
250,000	#	Entegris Escrow Corp., 6.950%, 06/15/30	233,837	0.2
400,000	#	NCR Corp., 5.125%, 04/15/29	344,552	0.3
375,000	#	Open Text Holdings, Inc., 4.125%, 02/15/30	304,180	0.2
300,000	#	Playtika Holding Corp., 4.250%, 03/15/29	243,663	0.2
175,000	#	Rackspace Technology Global, Inc., 5.375%, 12/01/28	80,091	0.1
175,000	#	Virtusa Corp., 7.125%, 12/15/28	131,548	0.1
			1,706,542	1.3

		Utilities: 0.7%
325,000	#	Clearway Energy Operating LLC, 4.750%, 03/15/28	300,711	0.2
200,000	#	Drax Finco PLC, 6.625%, 11/01/25	189,934	0.2
350,000	#	Vistra Operations Co. LLC, 5.625%, 02/15/27	338,995	0.3
			829,640	0.7

	Total Corporate Bonds/Notes
	(Cost $64,977,760)		63,419,918	49.9

Shares			Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: 1.6%
135,911	(7),(8)	24 Hour Fitness Worldwide, Inc.	1,087	0.0
181,068	(7),(8)	24 Hour Fitness Worldwide, Inc. - Preferred	11,407	0.0
25,562	X,(7),(8)	Cineworld Group PLC	–	0.0
58,667	(7),(8)	Covia Specialty Minerals, Inc.	762,671	0.6
23,578	(8)	Cumulus Media, Inc. Class-A	172,591	0.2
14,717	(7),(8)	Harvey Gulf International Marine LLC	323,774	0.2
9,332	(7),(8)	Harvey Gulf International Marine LLC - Warrants	205,304	0.2
4,941	(7),(8)	iQor	34,587	0.0
41,629	(7),(8)	Longview Power LLC	541,177	0.4
2,581	(7)	Riverbed Technology, Inc.	645	0.0
29,663	(7),(8)	Save-A-Lot, Inc. / Moran Foods	9,878	0.0
42,856	(7),(8)	The Oneida Group (formerly EveryWare Global, Inc.)	429	0.0
	Total Equities and Other Assets
	(Cost $2,559,639)		2,063,550	1.6

	Total Investments (Cost $169,461,637)		$157,381,256	123.8
	Liabilities in Excess of Other Assets		(30,299,397)	(23.8)
	Net Assets		$127,081,859	100.0

*	Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.
†	Unless otherwise indicated, principal amount is shown in USD.

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2022 (Unaudited) (Continued)

#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
X	Fair value determined by Voya funds Valuation Committee appointed by the Board of Directors/Trustees.
(1)	Defaulted senior loan. Currently, the borrower is partially or fully in default with respect to principal and/or interest payments.
(2)	The borrower has filed for protection in federal bankruptcy court.
(3)	All or a portion of this holding is subject to unfunded loan commitments.
(4)	Senior loan is not accruing income because the borrower has missed or is expected to miss principal and/or interest payments. The rate shown is the contractual interest rate.
(5)	All or a portion of this Senior Loan is payment-in-kind ("PIK") which may pay interest or additional principal at the issuer's discretion. Rates shown are the current rate and possible payment rates.
(6)	All or a portion of this security is payment-in-kind ("PIK") which may pay interest or additional principal at the issuer's discretion. Rates shown are the current rate and possible payment rates.
(7)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(8)	Non-income producing security.

Reference Rate Abbreviations:
EUR001M	1-month EURIBOR
PRIME	Federal Reserve Bank Prime Loan Rate
SOFRRATE	1-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate
US0001M	1-month LIBOR
US0001W	1-week LIBOR
US0003M	3-month LIBOR
US0006M	6-month LIBOR

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2022 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2022
Asset Table
Investments, at fair value
Senior Loans	$–	$91,897,788	$–	$91,897,788
Corporate Bonds/Notes	–	63,419,918	–	63,419,918
Equities and Other Assets	172,591	–	1,890,959	2,063,550
Total Investments, at fair value	$172,591	$155,317,706	$1,890,959	$157,381,256
Other Financial Instruments+
Forward Foreign Currency Contracts	–	42,701	–	42,701
Total Assets	$172,591	$155,360,407	$1,890,959	$157,423,957

(1)	For the period ended November 30, 2022, certain securities have transferred in and out of Level 2 and Level 3 measurements during the year. At November 30, 2022, securities valued at $2,155,488 were transferred from Level 2 to Level 3 within the fair value hierarchy due to a lack of significant other observable inputs.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and include open forward foreign currency contracts which are fair valued at the unrealized appreciation (depreciation) on the instrument.

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2022 (Unaudited) (Continued)

At November 30, 2022, the following forward foreign currency contracts were outstanding for Voya Credit Income Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 40,214	EUR 41,000	State Street Bank & Trust Co.	12/13/22	$42,701
				$42,701

Currency Abbreviations
EUR	-	EU Euro
USD	-	United States Dollar

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended November 30, 2022:

	Equities and Other Assets*	Total
Assets:
Beginning balance at February 28, 2022	$-	$-
Purchases	-	-
Sales	-	-
Accrued discounts/(premiums)	-	-
Total realized gain (loss)	-	-
Net change in unrealized appreciation (depreciation)**	66,454	66,454
Transfers into Level 3	1,824,505	1,824,505
Transfers out of Level 3	-	-
Ending balance at November 30, 2022	$1,890,959	$1,890,959
Net change in unrealized appreciation (depreciation) on Level 3 securities still held as of November 30, 2022***	$66,454	$66,454

* Securities categorized as Level 3 were fair valued based on a single quotation obtained from a broker. The Fund does not have access to the unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

** Senior loan transferred into Level 3 due to lack of significant other unobservable inputs.

** Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on Level 3 securities still held at November 30, 2022 may be due to securities no longer held or categorized as Level 3 at period end.

At November 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $169,646,044.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$1,210,488
Gross Unrealized Depreciation	(13,428,412)

Net Unrealized Depreciation	$(12,217,924)